OBLIGATIONS UNDER CAPITAL LEASE (Tables)	12 Months Ended
Dec. 31, 2015
Leases, Capital [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

The future minimum payments for capital leases as of December 31, 2015 are as follows:

2016	$66,000
2017	66,000
2018	24,000
2019	16,000
2020	14,000
Total minimum lease payments	186,000
Less amount representing interest	(26,000)
Present value of the net minimum lease payments	160,000
Less obligations under capital lease maturing within one year	54,000
Long-term portion of obligations under capital lease	$106,000